TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Taxes [Abstract]
Schedule of Reconciliation of Weighted Average Tax Rate Applicable to Income
	Year ended December 31,
	2021		2022		2023
		in USD		in USD		in USD
		thousands		thousands		thousands
Loss before taxes	23.0%	(27,045)	23.0%	(24,951)	23.0%	(60,614)

Theoretical tax benefit		(6,220)		(5,739)		(13,941)
Disallowed deductions (tax exempt income):
Loss (gain) on adjustment of warrants to fair value		480		(1,478)		2,542
Share-based compensation		343		516		534
Impairment of intangible asset		-		-		1,542
Other		11		11		11
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created		5,386		6,690		9,312
Taxes on income for the reported year		-		-		-